SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenue	$ 123,932		$ 84,998
Depreciation and amortization	433		344
Net (loss) profit	(3,311)	$ (448)	(4,254)
Total assets	58,777	$ 42,349	37,157
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	3
Net (loss) profit	5,313		1,266
Total assets	523		473
Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	122,469		84,495
Depreciation and amortization	410		315
Net (loss) profit	(3,124)		1,126
Total assets	57,527		36,277
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	1,463		503
Depreciation and amortization	20		29
Net (loss) profit	1,122		1,862
Total assets	$ 727		$ 407